Discontinued Operations The summary of the assets and liabilities related to Pharmaceutical Manufacturing- China (Details) (Pharmaceutical Manufacturing - China business [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Pharmaceutical Manufacturing - China business [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Revenue	$ 63,393,600	$ 69,584,300
Disposal Group, Including Discontinued Operation, Costs of Goods Sold	(47,186,800)	(49,639,400)
Disposal Group Including Discontinued Operation Research and Development	(2,904,100)	(1,564,000)
Disposal Group Including Discontinued Operation Selling General and Administrative	(11,068,200)	(9,905,000)
Disposal Group Including Discontinued Operation Goodwill Impairment	(19,432,700)	0
Disposal Group, Including Discontinued Operation, Operating Expense	(1,081,400)	51,900
Discontinued Operation, Provision for Loss (Gain) on Disposal, before Income Tax	(392,800)	(550,900)
Disposal Group, Including Discontinued Operation, Operating Income (Loss)	$ (18,672,400)	$ 7,976,900